Basis of Presentation and General Information - Additional Information (Details)	Sep. 30, 2021 subsidiary vessel
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of subsidiaries | subsidiary	56
Number of drybulk vessels | vessel	39